SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Restricted cash
Restricted cash	¥ 2,102,426	$ 322,211	¥ 1,786,832
Pledged
Restricted cash
Restricted cash	¥ 847,326	$ 129,858	¥ 135,663